Material accounting policy information policies	12 Months Ended
Dec. 31, 2023
Material accounting policy information
Material accounting policy information

Note 2. Material accounting policy information

2.1 New and amended standards and interpretations

The following IFRS amendments and interpretations are effective from January 1, 2023:

●	IFRS 17 and amendments to IFRS 17: Insurance Contracts
●	Amendments to IAS 8: Definition of Accounting Estimates
●	Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
●	Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies
●	Amendments to IAS 12: International Tax Reform – Pillar Two Model Rules

The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates. The amendments to IAS 1 and IFRS Practice Statement 2 provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 8, IAS 1, and IFRS Practice Statement 2 have had an impact on the Company’s disclosures of accounting policies related to the use of estimates, judgements and assumptions in Note 2.3, but not on the measurement, recognition or presentation of any items in the Company’s consolidated financial statements.

On May 23, 2023, the International Accounting Standards Board issued International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12. The amendments clarify that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development (“OECD”), including tax law that implements Qualified Domestic Minimum Top-up Taxes. Such tax legislation, and the income taxes arising from it, are referred to as ‘Pillar Two legislation’ and ‘Pillar Two income taxes’, respectively. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure. The mandatory exception applies retrospectively. Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Company operates. However, this legislation does not apply to the Company as its consolidated revenue is lower than €750 million. The Company will disclose known or reasonably estimable information to understand the Company’s exposure to Pillar Two income taxes when the legislation is in scope for the Company.

Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture was early adopted by the Company during the year ended December 31, 2022. The amendments address the conflict between IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that a full gain or loss is recognized when a transfer to an associate or joint venture involves a business as defined in IFRS 3. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors’ interests in the associate or joint venture. These amendments are applied prospectively and were applied to the Company’s contribution of BetTech Gaming (PTY) LTD to SportTech AG on August 4, 2022. Refer to Note 3, Note 16.3 and Note 28.

2.2 Standards and interpretations issued but not yet effective

The following new and revised standards and interpretations are issued but are not yet effective and were not early adopted by the Company in preparing these consolidated financial statements.

		Planned
		application by
	Effective	Sportradar in
Standard or interpretation	date	reporting year
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback	January 1, 2024	2024
Amendments to IAS 1: Classification of Non-current liabilities with covenants	January 1, 2024	2024
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2024	2024
Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements	January 1, 2024	2024
Amendments to IAS 21: Lack of Exchangeability	January 1, 2025	2025

The above new standards, new interpretations and amended standards are not expected to have a material impact on the consolidated financial statements of the Company.

2.3 Use of judgments, estimates and assumptions

In preparing the consolidated financial statements, management is required to make judgments, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of revenue and expenses, assets, liabilities and disclosure of contingent assets and liabilities. Management considers an accounting judgment, estimate or assumption to be critical when (1) the estimate or assumption is complex in nature or requires a high degree of judgment and (2) the use of different judgments, estimates and assumptions could have a material impact on the Company’s consolidated financial statements.

The most significant of these estimates and assumptions relate to accounting for newly acquired or modified sport rights licenses, assessing the fair value of acquired assets and liabilities accounted for through business acquisitions and fair value of consideration transferred, and goodwill impairment. Management evaluates its estimates on an ongoing basis using the most current and available information. However, actual results may differ significantly from estimates. Changes in estimates are recorded in the period in which they become known.

a)Newly acquired or modified sport rights licenses

The Company typically enters into license agreements with sports leagues for the right to supply data and/or live video feeds to the betting industry and the media, among others. As described in Note 2.9 below, certain license agreements fulfill the definition of an intangible asset. For license agreements that meet the definition of an intangible asset, there remains uncertainty regarding the timing of initial recognition as an intangible asset and whether those agreements could be considered as executory contracts that should only lead to asset recognition when payments are made. IFRS does not provide industry specific guidance for such license agreements. Therefore, the general recognition requirements of IAS 38 Intangible assets (“IAS 38”) need to be applied to develop an accounting policy. If the license agreements have a non-cancellable contract term of more than one year and if they require guaranteed minimum license payments, management believes that the recognition criteria of IAS 38 (“the recognition criteria”) are generally satisfied at commencement of the license term. The license agreements entered into by Sportradar are complex and the specific rights granted vary by agreement. Therefore, the determination of capitalization or expense recognition involves a significant degree of judgement.

At initial recognition, license assets are measured at cost. As described in Note 2.9 below, costs include the discounted contractually agreed and in-substance fixed minimum license payments over the non-cancellable contract term, amounts arising from barter transactions and fair value of equity instruments granted. Due to the varied and complex payment terms and conditions of license agreements, determination of contractually-agreed and in-substance fixed minimum license payments for each capitalized license asset involves a significant degree of judgement. The fair value of equity instruments rely on valuation models with input assumptions for volatility, expected term, and risk-free rate. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but are inherently uncertain and unpredictable and, as a result, actual values may differ from estimates.

b)Fair value acquired assets and liabilities in business combinations and fair value of consideration transferred

The Company accounts for acquisitions in accordance with IFRS 3 Business Combinations (“IFRS 3”) as described in Note 2.4 below. The fair value of consideration transferred is allocated to the assets acquired, and liabilities assumed based on their estimated fair values. The excess of the fair value of consideration transferred over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require the Company to make significant estimates and assumptions, especially with respect to intangible assets. All valuation methods rely on various assumptions such as estimated future expected cash flows from acquired technology, customer contracts and tradenames, remaining economic useful life, and discount rates. Contingent consideration is measured at fair value and recognized as part of the consideration transferred at acquisition date. The initial measurement of the fair value of contingent consideration is based on an assessment of the facts and circumstances that exist at the acquisition date.

Sportradar’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual values may differ from estimates. Allocation of consideration transferred to identifiable assets and liabilities affects the Company’s amortization expense, as acquired finite-lived intangible assets are amortized over their useful lives, whereas any indefinite lived intangible assets, including goodwill, are not amortized.

c)Goodwill impairment

In accordance with IAS 36 Impairment of assets (“IAS 36”), the Company performs goodwill impairment testing at least annually during its fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event in between annual tests. The provisions of IAS 36 require that the impairment test be performed on goodwill at the level of the cash generating unit (“CGU”). The evaluation of goodwill impairment requires the Company to make assumptions associated with its CGU’s recoverable amount. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

An impairment is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of its value in use and its fair value less costs to sell. The Company determines the recoverable amount of a CGU on the basis of its value in use. The determination of a recoverable amount includes management’s consideration of key internal inputs and external market conditions such as future prices, growth rate, and customer demand, which impact future cash flows and the determination of the most appropriate discount rate.

Impairment tests of goodwill are performed based on the financial budgets most recently prepared by the Company. The budgets are based on historical experience and represent management’s best estimates about future developments. Budgeted EBITDA was estimated taking into account the average cash flow growth levels experienced over the past years and the estimated sales volume and price growth for the next two years. Sales volumes, sales prices and variable cost assumptions are derived from industry forecasts, forecasts for the regions in which the Company operates, internal management projections and past performance. Cash flow projections beyond the budget period are applied to the CGUs for the following one year with transition into perpetuity. They are based on internal management projections. For CGUs United States and RoW Other, cash flows after the budget period are extrapolated for a further seven years using declining growth rates and a terminal growth rate thereafter. Both CGUs are in the investment phase and management expects they will be profitable in a longer run. Therefore, management extended the time horizon for the extrapolated periods beyond five years as presumed by IAS 36. The cash flows are initially discounted at a rate corresponding to the post-tax cost of capital. Pre-tax discount rates are then determined iteratively for disclosure purposes. The resulting value in use for each CGU is then compared to the carrying amount of the CGU. The key assumptions used in the 2023 annual impairment test are disclosed in Note 13.1.

2.4 Business combinations

The Company applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquired entity and the equity interests issued by the Company. The consideration transferred includes the fair values of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity at the non-controlling interest’s proportionate share of the recognized amounts of the acquired entity’s identifiable net assets.

Acquisition-related costs are expensed as incurred. Any contingent consideration to be transferred by the Company is recognized at fair value at the acquisition date. Subsequent changes in the fair value of the contingent consideration, that is deemed to be an asset or liability, are recognized in the consolidated statements of profit or loss and other comprehensive income. For further information on business combinations, refer to Note 3.

2.5 Foreign currency

In preparing the financial statements of individual entities of the Company, transactions in foreign currencies are translated to the respective functional currency of Group companies using the exchange rate prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are subsequently translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured based on historical cost in a foreign currency are not subsequently translated. When translating the subsidiary’s respective functional currencies into Sportradar’s presentation currency, which is Euro, assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated using the exchange rates at the reporting date. Income and expense items are translated using the average exchange rates prevailing during the year. Equity is translated at historical exchange rates. All resulting foreign currency translation differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve. If a foreign operation is entirely disposed of or control is lost due to a partial disposal, the cumulative amount of the translation reserve relating to that foreign operation is reclassified to profit or loss and is part of the gain or loss on disposal.

2.6 Revenue from contracts with customers

The Company derives revenue mainly from service contracts with customers. Revenue from contracts with customers is recognized when it transfers control over a service to a customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.

Refer to Note 4 for an overview of the performance obligations and revenue recognition within Sportradar.

2.7 Purchased services and licenses

Cost of purchased services consists primarily of licenses and sports rights that have not been capitalized, fees paid to data journalists and freelancers for gathering sports data, fees to sales agents, production costs, consultancy fees, IT development costs, as well as internet data traffic costs and cloud (hosting) costs and other external service costs. These costs are primarily expensed as they are incurred. This financial statement caption does not include depreciation or amortization expense (as further summarized in Note 13 and Note 14).

2.8 Income taxes

Income taxes include current and deferred income taxes. Income taxes are recognized in profit or loss except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case it is recognized in other comprehensive income or directly in equity, respectively.

Current income taxes relate to all taxes levied on taxable income of the consolidated companies. It is calculated using tax rates that are enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Other taxes such as property taxes or excise taxes are classified as other operating expenses.

Deferred tax assets and liabilities are recognized in the consolidated statements of financial position for all temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases as well as for unused tax credits and unused tax losses carried forward. However, deferred tax is not recognized for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and if the temporary difference arose from the initial recognition of goodwill. Temporary differences relating to investments in subsidiaries are not recognized to the extent the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences only to the extent that it is probable that future taxable income will be available against which they can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

For purposes of calculating deferred tax assets and liabilities, the Company applies tax rates that are expected to be applied to temporary differences when they reverse, based on tax rates that are enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets and they relate to the same taxation authority or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously. For further details, refer to Note 11.

2.9 Intangible assets

Intangible assets are identifiable non-monetary assets without physical substance. An asset is a resource that is controlled by the entity as a result of past events (for example, purchased or self-created) and from which future economic benefits (inflows of cash or other assets) are expected.

IAS 38 requires an entity to recognize an intangible asset, whether purchased or self-created (at cost) if, and only if:

●	it is probable that the future economic benefits that are attributable to the asset will flow to the entity; and
●	the cost of the asset can be measured reliably.

License agreements

Sportradar typically enters into license agreements with sports leagues for the right to supply data and/or live video feeds to the betting industry and the media, among others. Those license agreements may include rights to live and past game data, live videos and marketing rights. Such license agreements fulfil the definition of an asset except where rights granted solely relate to live events (i.e., live data and/or videos). Such license agreements fulfil the definition of an intangible asset because they arise from contractual rights and are therefore considered identifiable non-monetary assets without physical substance. In addition, the Company also exercises control over the rights granted because the Company is able to obtain future economic benefits (income from selling official data and/or videos) and can restrict others from doing so. License agreements that meet the definition of an intangible asset and meet the recognition criteria are recognized as license intangible assets at commencement of the license term. License agreements that do not meet the definition of an intangible asset or do not meet the recognition criteria are recognized as expenses when they occur.

At initial recognition, license assets are measured at cost. Costs include the contractually agreed and in-substance fixed minimum license payments over the non-cancellable contract term. These payments are discounted using the market interest rate at initial recognition. Furthermore, amounts arising from barter transactions are included in the cost of the license asset and recognized as contract liability. Variable payments determined to not represent minimum license payments over the non-cancellable contract term (e.g., based on revenues) are not part of the cost and are recognized as expenses when they occur. The fair value of equity instruments granted are part of cost of the license asset and the corresponding credit is recognized in additional paid-in capital.

After initial recognition, license assets are carried at cost less accumulated amortization and impairment losses. The useful lives are based on the license term (2 – 10 years).

The amortization method used reflects the pattern in which the asset’s future economic benefits are expected to be consumed. If that pattern cannot be determined reliably, the straight-line method is used. The consumption of economic benefits is influenced by the license term as well as the underlying schedule for the respective sports league.

The Company generally amortizes its license agreements on a straight-line basis over the respective seasons. Amortization expense is recorded under depreciation and amortization in the consolidated statements of profit or loss and other comprehensive income.

For changes in payments resulting from re-negotiations due to reduced benefits from the license management applies the following accounting policy. Credit notes received from the sport rights holders are recognized against license fees payables included within trade payables in the consolidated statements of financial position. The same amount is then recognized as a disposal of the respective intangible asset considering the lower service potential due to suspension and cancellation of sporting events.

Internally-developed software

Research costs are expensed as incurred, and development costs are only recognized as internally-developed software (internally generated intangible assets) if all recognition criteria stipulated in IAS 38 are met. Only expenses that can be directly allocated to development projects are capitalized.

The estimated useful lives and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Estimated useful life in years
Internally-developed software in use	3 –5

The amount initially recognized for internally-developed software is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria. Subsequent to initial recognition, development costs are measured at cost less accumulated amortization and any accumulated impairment losses.

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the fair value of the identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company reassesses whether it correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of profit or loss and other comprehensive income of the year.

Goodwill arising from acquisition of subsidiaries is subsequently measured at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets with definite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognized in the consolidated statements of profit or loss and other comprehensive income as incurred.

Generally, intangible assets are amortized on a straight-line basis over the shorter of their contractual term or their estimated useful lives.

The following useful lives are applied:

Estimated useful
Intangible asset	life in years
Brand name	5
Customer base	5 -10
Technology	2 -10

The amortization expense is recorded under depreciation and amortization in the consolidated statements of profit or loss and other comprehensive income. The expense of low value assets is recorded in other operating expenses.

Other intangible assets with indefinite useful lives as well as goodwill are not amortized but tested for impairment annually. Impairment losses on these assets are presented as a separate line in the consolidated statements of profit or loss and other comprehensive income.

2.10 Property and equipment

Items of property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Property and equipment are depreciated on a straight-line basis over the estimated useful life of the assets:

Estimated useful
Property and equipment	life in years
Office buildings	5 -12
Other facilities and equipment	3 -15

The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Maintenance and repairs are expensed as incurred. Depreciation expense of property and equipment is recorded under depreciation and amortization in the consolidated statements of profit or loss and other comprehensive income.

2.11 Impairment of non-financial assets

The Company assesses at each reporting date, whether there is a trigger that non-financial assets might be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Irrespective of whether there is any indication of impairment, the Company tests goodwill acquired in a business combination, intangible assets not yet available for use and intangible assets with an indefinite useful life for impairment at least annually.

For impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating units (“CGU”). Goodwill arising from a business combination is allocated to the CGUs that are expected to benefit from the synergies of the business combination, irrespective of whether other assets or liabilities of the acquiree are assigned to these units.

An impairment loss is recognized when an asset’s or CGU’s carrying amount exceeds its recoverable amount. The recoverable amount is the greater of its fair value less costs to sell and its value in use. Value in use is based on the estimated future cash flows expected to arise from the continued use of the asset or from its eventual disposal, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

If these tests result in an impairment, the relating loss is reported as a separate line in the consolidated statements of profit or loss and other comprehensive income. On the consolidated statements of financial position, impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis. For further details, refer to Note 13.

If there is any indication that the considerations which led to an impairment no longer exists, the Company will consider the need to reverse all or a portion of the impairment charge except for goodwill. This reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized in prior years.

2.12 Leases

The Company leases property (office buildings). The leases are individually negotiated and include a variety of different terms and conditions in different countries but run for a period of one to 18 years . The period, where applicable, includes also extension options according to the contracts.

The Company as a lessee

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Measurement and recognition of leases as a lessee

At the lease commencement date, the Company recognizes a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost, which is made up of the initial measurement of the liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and, if applicable, an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The Company subsequently depreciates the right-of-use asset on a straight-line basis from the commencement date to the end of the lease term and adjusts for certain remeasurements of the lease liability. The Company also assesses the right-of-use asset for impairment if any indicators exist.

At the lease commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounting using a market rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed payments), variable payments based on an index or rate, and, if applicable, amounts expected to be payable under a residual value guarantee, payments arising from options reasonably certain to be exercised and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in the Company’s estimate of the amount of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has already been reduced to zero.

On the consolidated statements of financial position, right-of-use assets are presented within property and equipment while lease liabilities are presented within loans and borrowings.

Short-term leases and leases of low-value assets

The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including other facilities and equipment. The payments in relation to these leases are recognized in the consolidated statements of profit or loss and other comprehensive income on a straight-line basis over the lease term.

2.13 Financial instruments

Initial recognition and derecognition

Trade receivables and debt securities are initially recognized on their date of origination. All other financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus (for financial assets) or minus (for financial liabilities), for an item not at measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

The Company derecognizes financial assets when the contractual right to the cash flows expires or the assets are transferred, and the Company has neither retained the contractual rights to receive cash nor assumes any obligations to pay cash from the assets.

Classification and measurement

Financial Assets

Cash and cash equivalents

Cash comprises cash on hand and demand deposits. Cash equivalents are short-term (maximum 3 months), highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash and cash equivalents include bank accounts, petty cash and cash held by the Company.

Financial assets measured at amortized cost

Loans, receivables and cash accounts are subsequently measured at amortized cost using the effective interest rate method. The amortized cost is reduced by impairment losses, if any. Gains and losses are recognized in the consolidated statements of profit or loss and other comprehensive income when the asset is derecognized, modified or impaired.

Financial assets measured at fair value

On initial recognition, all financial assets are either classified as asset measured at amortized cost or fair value through other comprehensive income (“FVOCI”), otherwise the financial asset is measured at FVTPL. Financial assets measured at FVOCI comprise equity investments and are subsequently measured at fair value. Net gains and losses from remeasurement of fair value are recognized in other comprehensive income. Financial assets measured at FVTPL are subsequently measured at fair value. Net gains and losses from remeasurement of fair value are recognized in profit or loss.

Financial and other liabilities

The Company’s financial liabilities include borrowings, trade payables, lease liabilities and other liabilities which are financial instruments. Financial liabilities are classified as liabilities measured at amortized cost or at FVTPL.

Financial liabilities measured at amortized cost

Financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the consolidated statements of profit or loss and other comprehensive income. Any gain or loss on derecognition is also recognized in the consolidated statements of profit or loss and other comprehensive income.

Financial liabilities measured at FVTPL

A financial liability is classified as a liability measured at FVTPL if it is designated as such on initial recognition. These are measured at fair value and net gains and losses, including any interest expense, are recognized in the consolidated statements of profit or loss and other comprehensive income.

Derecognition

The Company derecognizes a financial liability when contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in the consolidated statements of profit or loss and other comprehensive income.

Offsetting

Financial assets and financial liabilities are offset, and the net amount presented in the statements of financial position when, and only when, the Company has a then legally enforceable right to offset the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Impairment for financial assets and contract assets

Trade receivables and contract assets

Impairment is measured based on an expected credit loss (“ECL”) model. The Company measures loss allowances for trade receivables and contract assets at an amount equal to lifetime ECLs. The Company considers a financial asset to be in default if the borrower is unlikely to pay its credit obligations to the Company in full or the financial asset is more than 90 days overdue.

The Company applies a practical expedient to calculate ECLs on receivables and contract assets that do not contain a significant financing component using a provision matrix. This matrix is based on information such as delinquency status and actual credit loss experience over the last four years (on historical data) and based on current and forward-looking information on macroeconomic factors. The provision matrix is applied to all outstanding trade receivables by aging group to determine the actual ECL. The Company considers the contract assets to be current and use the same default rate as the “not overdue” trade receivables aging bucket to calculate the ECL provision.

The provision matrix is not applied to financial assets which are already impaired by individual allowances.

Credit-impaired financial assets

At each reporting date, the Company assesses whether a financial asset carried at amortized cost is credit impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. The Company considers the change in the risk of a default occurring over the expected life of the financial asset instead of a change in the ECL. The Company’s assessment uses the lifetime probability of default method. A credit loss will be calculated as the difference between the cash flows that are due in accordance with the contract/agreement and the cash flows that the Company expects to receive, discounted at the original effective interest rate of the financial instrument.

Presentation of allowance for ECL in the consolidated statements of financial position

The expected credit loss allowance for each type of financial asset (i.e., trade receivables) is deducted from the gross carrying amount of the assets (i.e., contra-asset). Impairment losses are shown separately on the face of the consolidated statements of profit or loss and other comprehensive income.

Write-off

Write-offs are recognized when the Company has no reasonable expectations of recovering a financial asset either in its entirety or a portion thereof. The Company assesses after 180 days whether or not a trade receivable needs to be written off.

2.14 Interests in equity-accounted investees

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies.

Interests in associates are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence ceases.

If there are objective indications that an investment in an equity-accounted investee is impaired, the recoverable amount is calculated on the basis of the estimated future cash flows expected to be generated by the respective entity.

2.15 Ordinary shares

Ordinary shares are classified as equity since the shares are non-redeemable and dividends are discretionary. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

2.16 Participation certificates

Participation certificates are shares without voting rights. Since they are non-redeemable and dividends are also discretionary, they are classified as equity. The previously issued participation certificates were converted to ordinary shares in 2021.

2.17 Share-based payments

Employees and directors of the Company and third parties receive remuneration in the form of share-based compensation awards. The cost of equity-settled awards is measured at fair value at the date of grant using an appropriate valuation model. The cost is recognized in personnel expenses (for employees and directors of the Company) and other expenses (for third parties) in the consolidated statements of profit or loss and other comprehensive income, respectively, as an asset for goods received in case of equity grants for goods, together with a corresponding credit to additional paid-in capital. The cost related to employees and directors of the Company is recognized on a graded vesting basis over the vesting period. The cost related to third parties is recognized on a straight-line basis over the period in which goods or services are received.

The cumulative expense recognized for equity-settled awards at each reporting date until the applicable vesting date(s) reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of profit or loss and other comprehensive income such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

For further details on share-based payments, refer to Note 31.

2.18 Post-employment benefit plans

Defined benefit plans

The Company’s net obligation or asset in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries.

Remeasurements of the net defined benefit obligation are recognized directly in other comprehensive income. Service costs are recognized in the period they are incurred as an expense (income) under personnel expenses in the consolidated statements of profit or loss and other comprehensive income. The Company recognizes gains and losses on settlement of a defined benefit plan as an expense (income) under personnel expenses when the settlement occurs. The net interest expense or income is recognized in other financial expense (income). The Company determines the net interest expense (income) by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability or asset taking into account changes in the net defined benefit liability or asset during the period as a result of contributions and benefit payments.

Defined contribution plans

The contributions to defined contribution plans are recognized as an expense as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

2.19 Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

2.20 Earnings per share

Basic earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding, net of weighted average treasury shares held during the period.

For diluted earnings per share, the weighted average number of ordinary shares outstanding during the period, net of weighted average treasury shares held during the period, is adjusted to assume conversion of all dilutive potential ordinary shares. At present these include share awards granted to employees, directors, and non-employees.

2.21 Segment reporting

The Company has applied the criteria set by IFRS 8 Operating segments to determine the number and type of reportable segments. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”). The CODM monitors the operating results of its divisions separately for the purpose of making decisions about resource allocation and performance assessment. The Company has three reportable segments.